14. SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting Tables
Segment reporting

Three months ended June 30, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Totals

Segment revenues	$252,247	$950	$253,197

Cost of sales	$227,925	$613	$228,538

Gross profit	$24,322	$337	$24,659

Selling and marketing	$2,934	$48	$2,982
General and administrative	$12,233	$359	$12,592
Interest expense	$5,916	—	$5,916
Other income, net	$(2,958)	—	$(2,958)

Income (loss) from operations	$6,197	$(70)	$6,127

Interest income	$(38)	$(1)	$(39)

Depreciation and amortization	$482	$496	$978

Segment income (loss) before taxes	$6,235	$(69)	$6,166

Six months ended June 30, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Totals

Segment revenues	$410,236	$1,402	$411,638

Cost of sales	$365,991	$1,245	$367,236

Gross profit	$44,245	$157	$44,402

Selling and marketing	$5,314	$113	$5,427
General and administrative	$23,719	$887	$24,606
Litigation expense*	$4,350	—	$4,350
Interest expense	$10,445	—	$10,445
Other income, net	$(4,947)	—	$(4,947)

Income (loss) from operations	$5,364	$(843)	$4,521

Interest income	$(71)	$(1)	$(72)

Depreciation and amortization	$990	$976	$1,966

Segment income (loss) before taxes	$5,435	$(842)	$4,593

 *Litigation expense has been presented as part of the commercial vehicles segment.